Tax Status - Additional Information (Detail) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
SIP Plan [Member]
EBP, Tax Status [Line Items]
EBP, Tax Determination Letter, Date	Jul. 29, 2014
Plus Plan [Member]
EBP, Tax Status [Line Items]
EBP, Tax Determination Letter, Date	Sep. 09, 2014